INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 3 — INVENTORY

Inventories included in the accompanying condensed balance sheet are stated at the lower of cost or market as summarized below:

	March 31, 2015	December 31, 2014
Raw materials consisting of purchased parts, components and supplies	$1,815,000	$2,084,000
Finished goods	2,143,000	2,186,000
Sub-total inventories	3,958,000	4,270,000
Less inventory reserve	(200,000)	(200,000)
Total Inventory – net	$3,758,000	$4,070,000
Based upon the Company’s analysis of the lower of cost or market, the Company recorded a reserve for inventory of $200,000 and $200,000 as of March 31, 2015 and December 31, 2014, respectively.

4 — INVENTORY

Inventories included in the accompanying balance sheet are stated at the lower of cost or market as summarized below:

	December 31, 2014	December 31, 2013
Raw materials consisting of purchased parts, components and supplies	$2,084,000	$2,461,000
Finished goods	2,186,000	455,000
Sub-total inventories	4,270,000	2,916,000
Less inventory reserve	(200,000)	—
Total inventory – net	$4,070,000	$2,916,000
Based upon the Company’s analysis of the lower of cost or market, the Company recorded a reserve for inventory of $200,000 and $0 as of December 31, 2014 and 2013. The Company wrote-off $159,000 and $0 of inventory for the years ending December 31, 2014 and 2013, respectively.